Property, Plant and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Capital Leases for Equipment and Building [Member]	Dec. 29, 2012 Capital Leases for Equipment and Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization expense	$ 71,400,000	$ 68,600,000	$ 61,800,000	$ 11,600,000	$ 10,300,000	$ 9,800,000
Property, plant and equipment, net	831,778,000	813,607,000		306,204,000	291,666,000		11,300,000	3,100,000
Less accumulated depreciation, depletion and amortization	212,382,000	156,313,000		36,700,000	25,056,000		1,300,000	200,000
Capital leases, accrued expenses obligations							2,100,000
Future minimum rental commitments year one	2,100,000
Future minimum rental commitments year two	1,100,000
Future minimum rental commitments year three	2,900,000
Future minimum rental commitments year four	400,000
Future minimum rental commitments year five	400,000
Underground mine development costs				$ 22,900,000	$ 6,600,000